UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

    INVESTMENT COMPANY ACT FILE NUMBER 811-3967


FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2007

DATE OF REPORTING PERIOD:  DECEMBER 31, 2006

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments
CASH MANAGEMENT FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


        Principal                                              Interest
           Amount    Security                                     Rate*                   Value
-----------------------------------------------------------------------------------------------
                     CORPORATE NOTES--57.3%
                     Abbott Laboratories:
           $4,000M     2/27/07 +                                  5.20%              $3,965,901
            4,000M     3/8/07 +                                   5.20                3,960,614
                     Archer-Daniels-Midland Co.:
            4,000M     1/16/07 +                                  5.22                3,990,074
            3,000M     1/16/07 +                                  5.23                2,992,556
            6,750M   Brown-Forman Corp., 1/3/07 +                 5.25                6,746,048
                     Chevron Funding Corp.:
            5,000M     2/1/07                                     5.20                4,976,063
            3,000M     2/1/07                                     5.21                2,985,606
            1,105M   Cleveland Electric Illuminating Co. &
                       Toledo Edison Co., 7/1/07 (Ambac Insured)  5.65                1,113,003
            7,000M   Concentrate Manufacturing Co. of Ireland,
                       1/19/07 +                                  5.22                6,979,671
            8,000M   General Electric Capital Corp., 1/30/07      5.23                7,963,739
            6,250M   Hershey Foods Corp., 2/9/07 +                5.19                6,212,940
            4,000M   Johnson & Johnson, 1/9/07 +                  5.18                3,994,224
              900M   Madison Gas & Electric Co., 1/25/07          5.28                  896,567
            5,000M   McCormick & Co., Inc., 2/20/07 +             5.23                4,962,090
              500M   McDonald's Corp., 4/30/07                    5.32                  500,089
            3,500M   Merrill Lynch & Co., Inc., 1/18/07           5.22                3,490,276
            8,000M   National Rural Utilities Cooperative
                       Finance Corp., 1/11/07                     5.25                7,985,936
            6,900M   New Jersey Natural Gas Co., 1/4/07           5.25                6,894,962
            7,000M   Paccar Financial Corp., 1/11/07              5.22                6,987,713
            6,200M   Procter & Gamble Co., 2/5/07 +               5.28                6,166,310
                     Prudential Funding Corp.:
            5,900M     1/25/07                                    5.22                5,877,727
            1,000M     1/25/07                                    5.24                  996,207
            1,100M     2/28/07                                    5.22                1,090,908
            5,000M   Shell International Finance, 1/16/07 +       5.23                4,987,650
            8,000M   Toyota Motor Credit Corp., 2/6/07            5.23                7,956,243
                     Washington Gas Light Co.:
            3,000M     1/5/07                                     5.26                2,997,366
            3,309M     1/9/07                                     5.26                3,304,157
-----------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $120,974,640)                                  120,974,640
-----------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS--24.1%
                     Fannie Mae:
            8,000M     1/31/07                                    5.15                7,963,372
            1,850M     2/12/07                                    5.00                1,846,744
              859M     4/18/07                                    5.39                  853,527
            1,200M     6/22/07                                    5.15                1,198,093
            2,356M     8/1/07                                     5.15                2,342,792
                     Federal Home Loan Bank:
            2,500M     1/2/07 ++                                  5.50                2,500,000
            1,410M     1/29/07                                    5.45                1,410,000
            3,000M     1/31/07                                    5.15                2,986,209
              400M     3/14/07                                    5.05                  398,776
            2,000M     3/28/07                                    5.23                1,999,045
            1,000M     4/27/07                                    5.34                  998,936
            2,150M     4/30/07                                    5.23                2,134,223
              900M     6/22/07                                    5.15                  895,047
            1,000M     7/30/07                                    5.47                  991,665
            3,200M     8/1/07                                     5.35                3,200,708
            1,000M     9/5/07                                     5.32                1,000,119
            2,000M     11/14/07                                   5.22                2,000,000
            2,000M     11/16/07                                   5.30                2,000,000
            5,000M     12/14/07                                   5.25                5,000,000
                     Freddie Mac:
            5,000M     1/23/07                                    5.21                4,982,626
            1,000M     4/12/07 #                                  5.72                  999,791
            1,295M     4/13/07                                    5.15                1,295,000
            1,950M     5/11/07                                    5.30                1,950,000
-----------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $50,946,673)                 50,946,673
-----------------------------------------------------------------------------------------------
                     FLOATING RATE NOTES--14.9%
            3,900M   Advanced Packaging Corp., 10/1/36
                       (LOC; Fifth Third Bank)                    5.37                3,900,000
            2,750M   Bank of New York, 11/19/07                   5.32                2,749,706
            2,250M   Federal Farm Credit Bank, 1/17/07            5.29                2,250,000
            8,310M   International Business Machines Corp.,
                       6/28/07                                    5.36                8,312,438
            1,500M   Merrill Lynch & Co., Inc., 5/29/07           5.34                1,500,000
                     US Bank, NA:
            5,750M     1/25/07                                    5.34                5,750,000
            2,000M     9/10/07                                    5.38                2,001,109
            5,000M   Wachovia Corp., 11/8/07                      5.45                5,005,156
-----------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $31,468,409)                                31,468,409
-----------------------------------------------------------------------------------------------
                     CERTIFICATES OF DEPOSIT--2.2%
            4,750M   Citibank NA, 1/5/07 (cost $4,749,963)        5.29                4,749,963
-----------------------------------------------------------------------------------------------
                     BANKERS' ACCEPTANCES--2.1%
            2,389M   Bank of America, NA, 1/23/07                 5.20                2,380,687
            2,000M   Wachovia Bank, 1/24/07                       5.30                1,992,467
-----------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $4,373,154)                                 4,373,154
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $212,512,839)                   100.6%             212,512,839
Excess of Liabilities Over Other Assets                            (.6)              (1,360,405)
-----------------------------------------------------------------------------------------------
Net Assets                                                       100.0%            $211,152,434
===============================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2006.

 + Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2006, the Fund held eleven Section 4(2) securities with an aggregate value of $54,958,078 representing 26% of the Fund's net assets.

++ Security is shown maturing at the call date.

 # Denotes a step bond (a bond with coupons that adjust to specified rates on specified dates.)



Portfolio of Investments
GOVERNMENT FUND
December 31, 2006

-----------------------------------------------------------------------------------------------


         Principal
            Amount   Security                                                             Value
-----------------------------------------------------------------------------------------------
                     MORTGAGE-BACKED CERTIFICATES--99.0%
                     Fannie Mae--10.2%
          $20,898M   5.5%, 4/1/2033 - 9/1/2035                                      $20,680,577
-----------------------------------------------------------------------------------------------
                     Government National Mortgage
                     Association I Program--88.8%
           31,713M   5%, 5/15/2033 - 1/22/2037                                       30,866,532
           55,489M   5.5%, 3/15/2033 - 11/15/2036                                    55,286,845
           57,393M   6%, 3/15/2031 - 6/15/2036                                       58,271,158
           23,660M   6.5%, 10/15/2028 - 8/15/2036                                    24,392,947
            6,735M   7%, 4/15/2032 - 8/15/2035                                        6,976,566
            3,089M   7.5%, 7/15/2023 - 6/15/2034                                      3,225,973
-----------------------------------------------------------------------------------------------
                                                                                    179,020,021
-----------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates
(cost $201,982,151)                                                                 199,700,598
-----------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT
                     OBLIGATIONS--1.4%
            2,800M   U.S. Treasury Bills, 4.68%, 1/25/07 (cost $2,790,534)            2,790,534
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $204,772,685)                     100.4%           202,491,132
Excess of Liabilities Over Other Assets                              (.4)              (829,307)
-----------------------------------------------------------------------------------------------
Net Assets                                                         100.0%          $201,661,825
===============================================================================================

At December 31, 2006, the cost of investments for federal income tax purposes was $204,772,685.

Accumulated net unrealized depreciation on investments was $2,281,553, consisting of $663,369 gross unrealized appreciation and $2,944,922 gross unrealized depreciation.



Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2006

-----------------------------------------------------------------------------------------------

         Principal
            Amount   Security                                                             Value
-----------------------------------------------------------------------------------------------
                     CORPORATE BONDS--70.9%
                     Aerospace/Defense--2.1%
           $2,000M   Boeing Co., 7.25%, 2025                                         $2,382,898
                     Honeywell International, Inc.:
            1,050M     7.5%, 2010                                                     1,120,396
              975M     6.125%, 2011                                                   1,011,073
              400M   Precision Castparts Corp., 5.6%, 2013                              396,492
              717M   TRW, Inc., 7.125%, 2009                                            738,670
-----------------------------------------------------------------------------------------------
                                                                                      5,649,529
-----------------------------------------------------------------------------------------------
                     Automotive--.6%
            1,700M   Daimler Chrysler NA Holdings Corp., 5.75%, 2009                  1,703,352
-----------------------------------------------------------------------------------------------
                     Chemicals--3.2%
            1,700M   Air Products & Chemicals, Inc., 4.125%, 2010                     1,631,692
            1,700M   Cabot Corp., 5.25%, 2013 +                                       1,654,119
            3,500M   DuPont (E.I.) de Nemours & Co., 5.6%, 2036                       3,369,730
            1,800M   Praxair, Inc., 5.375%, 2016                                      1,795,783
-----------------------------------------------------------------------------------------------
                                                                                      8,451,324
-----------------------------------------------------------------------------------------------
                     Consumer Durables--.6%
            1,650M   Black & Decker Corp., 5.75%, 2016                                1,639,465
-----------------------------------------------------------------------------------------------
                     Consumer Non-Durables--2.2%
            2,250M   Avon Products, Inc., 4.2%, 2018                                  1,970,170
              710M   Colgate-Palmolive Co., 5.98%, 2012                                 735,173
            1,600M   Newell Rubbermaid, Inc., 6.75%, 2012                             1,682,483
            1,350M   Procter & Gamble Co., 4.85%, 2015                                1,304,822
-----------------------------------------------------------------------------------------------
                                                                                      5,692,648
-----------------------------------------------------------------------------------------------
                     Energy--2.5%
              850M   Kinder Morgan Finance Co., 5.35%, 2011                             829,756
            2,000M   Nexen, Inc., 5.05%, 2013                                         1,933,054
            1,700M   ONEOK, Inc., 5.51%, 2008                                         1,699,249
            2,220M   Phillips Petroleum Co., 7.125%, 2028                             2,285,923
-----------------------------------------------------------------------------------------------
                                                                                      6,747,982
-----------------------------------------------------------------------------------------------
                     Financial--7.9%
              875M   American General Finance Corp., 8.125%, 2009                       935,871
              900M   Caterpillar Financial Services Corp., 4.6%, 2014                   856,165
            2,100M   CIT Group, Inc., 7.75%, 2012                                     2,317,776
                     ERAC USA Finance Enterprise Co.:
            1,775M     7.35%, 2008 +                                                  1,820,050
            1,170M     8%, 2011 +                                                     1,277,005
            1,863M   Ford Motor Credit Co., 9.75%, 2010 +                             1,983,411
                     General Electric Capital Corp.:
              700M     8.5%, 2008                                                       731,902
            2,500M     5.45%, 2013                                                    2,527,133
            2,625M   General Motors Acceptance Corp., 7.75%, 2010                     2,749,349
            2,000M   Goldman Sachs Group, Inc., 6.45%, 2036                           2,087,810
            1,825M   Household Finance Corp., 6.5%, 2008                              1,866,396
            1,700M   Lehman Brothers Holdings, Inc., 5.75%, 2011                      1,735,010
-----------------------------------------------------------------------------------------------
                                                                                     20,887,878
-----------------------------------------------------------------------------------------------
                     Financial Services--9.9%
            2,000M   Bank of America Corp., 7.4%, 2011                                2,156,058
            2,000M   Citigroup, Inc., 6%, 2033                                        2,055,270
            1,200M   First Union National Bank, 7.8%, 2010                            1,291,802
            1,000M   Fleet Capital Trust II, 7.92%, 2026                              1,040,146
              600M   Gatx Financial Corp., 5.5%, 2012                                   596,767
              625M   Greenpoint Bank, 9.25%, 2010                                       705,533
            2,420M   Hibernia Corp., 5.35%, 2014                                      2,380,307
            1,880M   Independence Community Bank Corp., 4.9%, 2010                    1,837,525
            2,000M   JPMorgan Chase & Co., 5.25%, 2015                                1,970,072
            2,125M   MetLife, Inc., 6.4%, 2036                                        2,141,904
            1,200M   National City Bank of Pennsylvania, 7.25%, 2011                  1,297,130
            1,505M   Nationsbank Corp., 7.8%, 2016                                    1,759,562
            1,298M   Republic NY Corp., 7.75%, 2009                                   1,372,837
            2,000M   Royal Bank of Scotland Group PLC, 5%, 2014                       1,943,886
              900M   U.S. Bank NA, 6.3%, 2014                                           950,403
            2,565M   Washington Mutual, Inc., 5.95%, 2013                             2,610,642
-----------------------------------------------------------------------------------------------
                                                                                     26,109,844
-----------------------------------------------------------------------------------------------
                     Food/Beverage/Tobacco--3.4%
            2,860M   Altria Group, Inc., 7%, 2013                                     3,111,680
              910M   Bottling Group, LLC, 5%, 2013                                      890,689
            1,980M   Bunge Limited Finance Corp., 5.875%, 2013                        1,969,342
            1,745M   ConAgra Foods, Inc., 6.75%, 2011                                 1,839,560
            1,000M   Pepsi Bottling Group, Inc., 7%, 2029                             1,146,453
-----------------------------------------------------------------------------------------------
                                                                                      8,957,724
-----------------------------------------------------------------------------------------------
                     Food/Drug--1.3%
            1,550M   Delhaize America, Inc., 8.125%, 2011                             1,679,822
                     Safeway, Inc.:
              510M     7%, 2007                                                         515,807
              450M     9.3%, 2007                                                       450,689
              700M     6.5%, 2011                                                       724,849
-----------------------------------------------------------------------------------------------
                                                                                      3,371,167
-----------------------------------------------------------------------------------------------
                     Forest Products/Containers--.7%
            1,725M   Sappi Papier Holding AG, 6.75%, 2012 +                           1,722,349
-----------------------------------------------------------------------------------------------
                     Gaming/Leisure--2.4%
            1,225M   Hilton Hotels Corp., 7.2%, 2009                                  1,283,188
            2,000M   International Speedway Corp., 4.2%, 2009                         1,942,944
              750M   MGM Mirage, Inc., 8.5%, 2010                                       806,250
              750M   Park Place Entertainment Corp., 9.375%, 2007                       752,813
            1,700M   Starwood Hotels & Resorts Worldwide, Inc. 7.375%, 2007           1,707,081
-----------------------------------------------------------------------------------------------
                                                                                      6,492,276
-----------------------------------------------------------------------------------------------
                     Health Care--3.9%
            2,000M   Abbott Laboratories, 5.875%, 2016                                2,063,762
              564M   Baxter International, Inc., 5.9%, 2016                             580,450
            1,880M   Becton, Dickinson & Co., 7.15%, 2009                             1,969,708
            2,500M   Fisher Scientific International, Inc., 6.75%, 2014               2,551,988
            1,130M   Tenet Healthcare Corp., 6.375%, 2011                             1,039,600
            1,830M   Wyeth, 6.95%, 2011                                               1,945,286
-----------------------------------------------------------------------------------------------
                                                                                     10,150,794
-----------------------------------------------------------------------------------------------
                     Information Technology--1.9%
            2,645M   International Business Machines Corp., 7%, 2025                  3,016,916
            2,000M   Oracle Corp., 5.25%, 2016                                        1,961,264
-----------------------------------------------------------------------------------------------
                                                                                      4,978,180
-----------------------------------------------------------------------------------------------
                     Manufacturing--3.4%
            2,000M   Caterpillar, Inc., 6.05%, 2036                                   2,065,854
            1,300M   Crane Co., 6.55%, 2036                                           1,283,944
            1,112M   Hanson Australia Funding, Ltd., 5.25%, 2013                      1,085,922
              646M   Hanson PLC, 7.875%, 2010                                           695,644
              875M   Ingersoll-Rand Co., 9%, 2021                                     1,119,501
                     United Technologies Corp.:
              900M     6.5%, 2009                                                       927,192
            1,600M     7.125%, 2010                                                   1,705,102
-----------------------------------------------------------------------------------------------
                                                                                      8,883,159
-----------------------------------------------------------------------------------------------
                     Media-Broadcasting--2.1%
                     Comcast Cable Communications, Inc.:
              705M     8.375%, 2007                                                     711,580
            2,000M     7.125%, 2013                                                   2,158,194
            2,000M   Cox Communications, Inc., 4.625%, 2013                           1,884,446
              700M   PanAmSat Corp., 6.375%, 2008                                       703,500
-----------------------------------------------------------------------------------------------
                                                                                      5,457,720
-----------------------------------------------------------------------------------------------
                     Media-Diversified--2.3%
              575M   AOL Time Warner, Inc., 6.875%, 2012                                608,307
            1,300M   News America, Inc., 5.3%, 2014                                   1,280,020
            1,000M   Time Warner, Inc., 9.125%, 2013                                  1,166,370
                     Viacom, Inc.:
              500M     8.625%, 2012                                                     560,318
              360M     8.875%, 2014                                                     413,021
            2,000M   Walt Disney Co., 5.7%, 2011                                      2,037,042
-----------------------------------------------------------------------------------------------
                                                                                      6,065,078
-----------------------------------------------------------------------------------------------
                     Metals/Mining--1.7%
            1,300M   Alcoa, Inc., 6%, 2012                                            1,335,424
            1,350M   Thiokol Corp., 6.625%, 2008                                      1,363,060
            1,750M   Vale Overseas, Ltd., 6.25%, 2017                                 1,766,706
-----------------------------------------------------------------------------------------------
                                                                                      4,465,190
-----------------------------------------------------------------------------------------------
                     Real Estate Investment Trusts--3.3%
            1,654M   Archstone-Smith Trust, 7.9%, 2016                                1,829,264
                     AvalonBay Communities, Inc.:
            1,900M     7.5%, 2010                                                     2,045,675
              200M     6.625%, 2011                                                     210,327
            1,350M   Duke Weeks Realty Corp., 7.75%, 2009                             1,429,859
            1,005M   EOP Operating LP, 8.1%, 2010                                     1,108,237
            1,900M   Mack-Cali Realty LP, 7.75%, 2011                                 2,048,882
-----------------------------------------------------------------------------------------------
                                                                                      8,672,244
-----------------------------------------------------------------------------------------------
                     Retail - General Merchandise--.4%
              900M   Lowe's Cos., Inc., 8.25%, 2010                                     984,274
-----------------------------------------------------------------------------------------------
                     Telecommunications--3.5%
            2,000M   Deutsche Telekom AG, 8%, 2010                                    2,167,298
                     GTE Corp.:
            1,359M     6.84%, 2018                                                    1,447,624
              500M     7.9%, 2027                                                       520,363
            2,000M   SBC Communications, Inc., 6.25%, 2011                            2,066,714
            1,325M   Sprint Capital Corp., 6.375%, 2009                               1,352,253
              800M   Verizon New York, Inc., 6.875%, 2012                               830,282
              750M   Vodafone AirTouch PLC, 7.75%, 2010                                 799,814
-----------------------------------------------------------------------------------------------
                                                                                      9,184,348
-----------------------------------------------------------------------------------------------
                     Transportation--3.0%
            2,000M   Burlington Northern Santa Fe Corp., 4.3%, 2013                   1,883,460
            2,000M   Canadian National Railway Co., 6.25%, 2034                       2,143,164
              565M   FedEx Corp., 5.5%, 2009                                            567,488
              800M   Norfolk Southern Corp., 7.7%, 2017                                 932,122
            1,958M   Union Pacific Corp., 7.375%, 2009                                2,062,463
              300M   Union Pacific Railroad, 7.28%, 2011                                322,947
-----------------------------------------------------------------------------------------------
                                                                                      7,911,644
-----------------------------------------------------------------------------------------------
                     Utilities--7.9%
            1,350M   Carolina Power & Light, Inc., 5.15%, 2015                        1,320,400
                     Consumers Energy Co.:
              735M     6.375%, 2008                                                     741,196
            1,800M     6.875%, 2018                                                   1,959,757
            1,450M   Dominion Resources, Inc., 5%, 2013                               1,413,517
              795M   El Paso Energy Corp., 7.375%, 2012                                 840,713
            2,650M   Entergy Gulf States, Inc., 5.25%, 2015                           2,513,427
            1,550M   Florida Power & Light Co., 5.85%, 2033                           1,577,052
            1,700M   Georgia Power Co., 5.8%, 2035                                    1,622,703
            1,325M   Jersey Central Power & Light Co., 5.625%, 2016                   1,321,273
                     NiSource Finance Corp.:
              900M     7.875%, 2010                                                     971,786
              600M     5.4%, 2014                                                       582,265
            1,400M   OGE Energy Corp., 5%, 2014                                       1,340,808
            1,350M   PP&L Capital Funding, Inc., 8.375%, 2007                         1,367,007
              775M   PSI Energy, Inc., 8.85%, 2022                                      997,109
            1,510M   Public Service Electric & Gas Co., 6.75%, 2016                   1,639,878
              400M   South Carolina Electric & Gas Co., 6.7%, 2011                      421,311
-----------------------------------------------------------------------------------------------
                                                                                     20,630,202
-----------------------------------------------------------------------------------------------
                     Waste Management--.7%
              500M   Allied Waste NA, Inc., 5.75%, 2011                                 486,250
            1,400M   Waste Management, Inc., 6.875%, 2009                             1,448,035
-----------------------------------------------------------------------------------------------
                                                                                      1,934,285
-----------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $189,067,215)                                  186,742,656
-----------------------------------------------------------------------------------------------
                     MORTGAGE-BACKED CERTIFICATES--10.4%
                     Fannie Mae--7.2%
            5,250M   5.5%, 1/1/2037                                                   5,189,846
            5,281M   6%, 1/1/2036                                                     5,328,100
            4,514M   6.5%, 5/1/2036                                                   4,601,351
            3,864M   6.5%, 6/1/2036                                                   3,937,727
-----------------------------------------------------------------------------------------------
                                                                                     19,057,024
-----------------------------------------------------------------------------------------------
                     Freddie Mac--3.2%
            3,589M   5.5%, 6/1/2036                                                   3,551,661
            1,180M   5.5%, 9/1/2036                                                   1,167,411
            3,765M   6%, 2/1/2036                                                     3,794,135
-----------------------------------------------------------------------------------------------
                                                                                      8,513,207
-----------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $27,467,388)                       27,570,231
-----------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT OBLIGATIONS--8.0%
            1,126M   FDA Queens LP, 6.99%, 2017 +                                     1,215,646
            5,825M   U.S. Treasury Bonds, 4.5%, 2036                                  5,541,037
                     U.S. Treasury Notes:
            7,000M     4.625%, 2008                                                   6,976,760
              860M     4.875%, 2016                                                     870,549
            6,300M     5.125%, 2016                                                   6,491,218
-----------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $21,007,264)                        21,095,210
-----------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY OBLIGATIONS--6.2%
                     Fannie Mae:
            2,600M     6%, 2016                                                       2,600,470
            3,700M     5%, 2017                                                       3,576,045
                     Federal Home Loan Bank:
            1,330M     4%, 2008                                                       1,304,702
            1,900M     4.91%, 2012                                                    1,855,278
            1,000M     7.23%, 2015                                                    1,070,147
            3,400M     5.5%, 2036                                                     3,560,935
            2,300M   Freddie Mac, 5.2%, 2019                                          2,241,057
-----------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $16,154,266)                 16,208,634
-----------------------------------------------------------------------------------------------
                     PASS THROUGH CERTIFICATES--1.3%
                     Transportation
              550M   American Airlines, Inc., 7.377%, 2019                              538,070
            1,254M   Continental Airlines, Inc., 8.388%, 2020                         1,304,760
            1,322M   FedEx Corp., 7.5%, 2018                                          1,464,920
-----------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $3,300,666)                            3,307,750
-----------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--3.5%
            5,000M   Chevron Funding Corp., 5.22%, 1/11/07                            4,991,290
            2,000M   General Electric Capital Corp., 5.24%, 1/25/07                   1,992,420
                     Prudential Funding Corp.:
              900M     5.22%, 1/25/07                                                   896,603
              800M     5.24%, 1/25/07                                                   796,966
              600M   Toyota Motor Credit Corp., 5.26%, 1/11/07                          598,948
------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $9,276,227)                           9,276,227
------------------------------------------------------------------------------------------------
Total Value of Investments (cost $266,273,026)                     100.3%           264,200,708
Excess of Liablities Over Other Assets                               (.3)              (933,408)
------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%          $263,267,300
================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2006, the Investment
  Grade Fund held six 144A securities with an aggregate value of $9,672,580 representing 3.67% of the Fund's net assets.

  At December 31, 2006, the cost of investments for federal income tax purposes was $266,273,026. Accumulated net unrealized depreciation on investments was $2,072,318, consisting of $2,642,440 gross unrealized appreciation and $4,714,758 gross unrealized depreciation.



Portfolio of Investments
FUND FOR INCOME
December 31, 2006

-----------------------------------------------------------------------------------------------

        Principal
           Amount   Security                                                              Value
-----------------------------------------------------------------------------------------------
                     CORPORATE BONDS--91.4%
                     Aerospace/Defense--3.4%
           $4,775M   Alliant Techsystems, Inc., 6.75%, 2016                          $4,786,937
                     DRS Technologies, Inc.:
            5,250M     6.875%, 2013                                                   5,315,625
            1,000M     6.625%, 2016                                                   1,012,500
            5,508M   DynCorp International, LLC, 9.5%, 2013                           5,866,020
            1,747M   GenCorp, Inc., 9.5%, 2013                                        1,860,555
            1,600M   L-3 Communications Corp., 7.625%, 2012                           1,664,000
-----------------------------------------------------------------------------------------------
                                                                                     20,505,637
-----------------------------------------------------------------------------------------------
                     Automotive--6.3%
            2,700M   Accuride Corp., 8.5%, 2015                                       2,612,250
                     Asbury Automotive Group, Inc.:
            3,500M     9%, 2012                                                       3,675,000
            5,400M     8%, 2014                                                       5,508,000
            4,375M   Avis Budget Car Rental, LLC, 7.75%, 2016 +                       4,232,812
            4,208M   Cambridge Industries Liquidating Trust, 2007 ++ **                   2,630
            5,450M   Dana Corp., 9%, 2011 ++                                          4,128,375
                     Delco Remy International, Inc.:
            5,800M     11%, 2009                                                      2,436,000
            3,250M     9.375%, 2012                                                   1,235,000
            4,350M   General Motors Acceptance Corp., 6.75%, 2014                     4,474,841
              500M   Tenneco Automotive, Inc., 8.625%, 2014                             512,500
            4,693M   TRW Automotive, Inc., 9.375%, 2013                               5,056,708
            3,600M   United Components, Inc., 9.375%, 2013                            3,744,000
-----------------------------------------------------------------------------------------------
                                                                                     37,618,116
-----------------------------------------------------------------------------------------------
                     Chemicals--8.4%
            1,940M   BCP Crystal US Holdings Corp., 9.625%, 2014                      2,153,400
            3,500M   Equistar Chemicals LP, 10.625%, 2011                             3,745,000
            1,850M   Huntsman International, LLC, 7.375%, 2015 +                      1,845,375
                     Huntsman, LLC:
            1,636M     11.625%, 2010                                                  1,795,510
            2,765M     11.5%, 2012                                                    3,131,362
            8,000M   Lyondell Chemical Co., 10.875%, 2009                             8,190,000
            4,375M   Millennium America, Inc., 9.25%, 2008                            4,539,062
            3,500M   Nell AF S.a.r.l., 8.375%, 2015 +                                 3,613,750
            4,800M   Newmarket Corp., 7.125%, 2016 +                                  4,824,000
            4,900M   Omnova Solutions, Inc., 11.25%, 2010                             5,292,000
            1,000M   PQ Corp., 7.5%, 2013                                               990,000
            5,526M   Terra Capital, Inc., 11.5%, 2010                                 5,968,080
            3,900M   Tronox Worldwide, LLC, 9.5%, 2012                                4,124,250
-----------------------------------------------------------------------------------------------
                                                                                     50,211,789
-----------------------------------------------------------------------------------------------
                     Consumer Non-Durables--3.9%
            1,700M   Broder Brothers Co., 11.25%, 2010                                1,657,500
            4,000M   GFSI, Inc., 11%, 2011 + ***                                      3,940,000
                     Levi Strauss & Co.:
            4,600M     10.122%, 2012 ***                                              4,743,750
            4,000M     9.75%, 2015                                                    4,330,000
            7,200M   Playtex Products, Inc., 9.375%, 2011                             7,542,000
            1,150M   Remington Arms Co., 10.5%, 2011                                  1,095,375
-----------------------------------------------------------------------------------------------
                                                                                     23,308,625
-----------------------------------------------------------------------------------------------
                     Energy--13.7%
            5,275M   Basic Energy Services, Inc., 7.125%, 2016                        5,222,250
            7,000M   Bluewater Finance, Ltd., 10.25%, 2012                            7,367,500
                     Chesapeake Energy Corp.:
            1,800M     7.5%, 2014                                                     1,878,750
            8,850M     6.625%, 2016                                                   8,838,938
            4,350M   Compagnie Generale de Geophysique, 7.5%, 2015                    4,393,500
            4,375M   Complete Production Services, Inc., 8%, 2016 +                   4,506,250
            4,250M   Delta Petroleum Corp., 7%, 2015                                  3,952,500
           13,750M   El Paso Production Holding Co., 7.75%, 2013                     14,454,688
            1,800M   Energy Partners, Ltd., 8.75%, 2010                               1,858,500
                     Giant Industries, Inc.:
            5,493M     11%, 2012                                                      5,918,708
            4,150M     8%, 2014                                                       4,507,938
            1,350M   Hilcorp Energy I, LP, 9%, 2016 +                                 1,434,375
              250M   Hornbeck Offshore Services, Inc., 6.125%, 2014                     239,688
              250M   Opti Canada, Inc., 8.25%, 2014 +                                   258,125
                     Pacific Energy Partners, LP:
            3,070M     7.125%, 2014                                                   3,153,995
            1,920M     6.25%, 2015                                                    1,880,172
            2,650M   POGO Producing Co., 6.875%, 2017                                 2,544,000
            2,600M   Stewart & Stevenson, LLC, 10%, 2014 +                            2,743,000
                     Stone Energy Corp.:
            5,340M     8.124%, 2010 + ***                                             5,313,300
              900M     .75%, 2014                                                       864,000
            3,490M   Tesoro Corp., 6.25%, 2012                                        3,490,000
-----------------------------------------------------------------------------------------------
                                                                                     84,820,177
-----------------------------------------------------------------------------------------------
                     Financial Services--1.8%
            2,175M   Saxon Capital, Inc., 12%, 2014 +                                 3,118,798
            7,296M   Targeted Return Index Securities Trust, 7.548%, 2016 +           7,457,811
-----------------------------------------------------------------------------------------------
                                                                                     10,576,609
-----------------------------------------------------------------------------------------------
                     Food/Beverage/Tobacco--1.3%
            1,000M   Constellation Brands, Inc., 7.25%, 2016                          1,032,500
                     Land O'Lakes, Inc.:
            1,800M     9%, 2010                                                       1,919,250
              775M     8.75%, 2011                                                      809,875
            1,800M   Pierre Foods, Inc., 9.875%, 2012                                 1,863,000
            2,250M   Southern States Cooperative, Inc., 10.5%, 2010 +                 2,385,000
-----------------------------------------------------------------------------------------------
                                                                                      8,009,625
-----------------------------------------------------------------------------------------------
                     Food/Drug--1.1%
            6,250M   Ingles Markets, Inc., 8.875%, 2011                               6,546,875
-----------------------------------------------------------------------------------------------
                     Forest Products/Containers--1.2%
            2,150M   Jefferson Smurfit Corp., 8.25%, 2012                             2,107,000
            2,000M   Tekni-Plex, Inc., 8.75%, 2013 +                                  1,945,000
            3,275M   Verso Paper Holdings, LLC, 9.121%, 2014 + ***                    3,340,500
-----------------------------------------------------------------------------------------------
                                                                                      7,392,500
-----------------------------------------------------------------------------------------------
                     Gaming/Leisure--7.3%
            4,250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                   4,483,750
            2,200M   Herbst Gaming, Inc., 8.125%, 2012                                2,255,000
            4,500M   Isle of Capri Casinos, Inc., 7%, 2014                            4,500,000
            5,220M   Mandalay Resort Group, 6.375%, 2011                              5,220,000
            6,960M   MGM Mirage, Inc., 6.625%, 2015                                   6,664,200
                     Park Place Entertainment Corp.:
            3,500M     9.375%, 2007                                                   3,513,125
            5,000M     7%, 2013                                                       5,121,165
            9,745M   Speedway Motorsports, Inc., 6.75%, 2013                          9,793,725
              500M   Station Casinos, Inc., 6.875%, 2016                                451,250
            1,800M   Wimar Opco, LLC, (Tropicana Entertainment), 9.625%, 2014 +       1,791,000
-----------------------------------------------------------------------------------------------
                                                                                     43,793,215
-----------------------------------------------------------------------------------------------
                     Health Care--6.3%
            3,150M   Alliance Imaging, Inc., 7.25%, 2012                              3,008,250
            4,350M   DaVita, Inc., 7.25%, 2015                                        4,458,750
            3,480M   Fisher Scientific International, Inc., 6.125%, 2015              3,445,976
            4,400M   Genesis Health Ventures, Inc., 9.75%, 2008 ++ **                     2,750
                     HCA, Inc.:
            4,400M     6.95%, 2012                                                    4,180,000
            1,730M     6.75%, 2013                                                    1,557,000
            4,000M   Insight Health Services Corp., 9.875%, 2011                        960,000
            1,800M   MedQuest, Inc., 11.875%, 2012                                    1,494,000
            4,000M   Omnicare, Inc., 6.875%, 2015                                     3,970,000
              900M   Res-Care, Inc., 7.75%, 2013                                        927,000
                     Tenet Healthcare Corp.:
            5,200M     6.375%, 2011                                                   4,784,000
            2,250M     9.25%, 2015                                                    2,261,250
            6,820M   Triad Hospitals, Inc., 7%, 2013                                  6,896,725
-----------------------------------------------------------------------------------------------
                                                                                     37,945,701
-----------------------------------------------------------------------------------------------
                     Housing--4.0%
            4,360M   Beazer Homes USA, Inc., 6.875%, 2015                             4,294,600
            6,100M   Builders FirstSource, Inc., 9.624%, 2012 ***                     6,031,375
              900M   NTK Holdings, Inc., 0%--10.75%, 2014 #                             634,500
            7,700M   Ply Gem Industries, Inc., 9%, 2012                               6,583,500
                     William Lyon Homes, Inc.:
            4,500M     7.625%, 2012                                                   3,858,750
            2,700M     10.75%, 2013                                                   2,585,250
------------------------------------------------------------------------------------------------
                                                                                     23,987,975
------------------------------------------------------------------------------------------------
                     Information Technology--2.0%
            3,000M   Exodus Communications, Inc., 10.75%, 2009 ++ **                      1,875
                     Freescale Semiconductor, Inc.:
            5,250M     9.125%, 2014 +                                                 5,243,437
              875M     10.125%, 2016 +                                                  880,469
                     Iron Mountain, Inc.:
            1,000M     8.625%, 2013                                                   1,037,500
            1,000M     6.625%, 2016                                                     965,000
            1,000M   NXP BV/NXP Funding, LLC, 7.875%, 2014 +                          1,038,750
            1,300M   Sanmina - SCI Corp., 8.125%, 2016                                1,264,250
                     Xerox Corp.:
              500M     6.4%, 2016                                                       513,125
            1,000M     6.75%, 2017                                                    1,050,000
------------------------------------------------------------------------------------------------
                                                                                     11,994,406
------------------------------------------------------------------------------------------------
                     Investment/Finance Companies--1.0%
            5,500M   LaBranche & Co., Inc., 11%, 2012                                 5,953,750
------------------------------------------------------------------------------------------------
                     Manufacturing--1.3%
            1,740M   Case New Holland, Inc., 7.125%, 2014                             1,774,800
              334M   Columbus McKinnon Corp., 10%, 2010                                 361,555
                     ESCO Corp.:
              250M     8.625%, 2013 +                                                   258,125
              250M     9.235%, 2013 +                                                   255,000
            2,500M   Itron, Inc., 7.75%, 2012                                         2,568,750
------------------------------------------------------------------------------------------------
                                                                                      5,218,230
------------------------------------------------------------------------------------------------
                     Media-Broadcasting--3.4%
            5,250M   Block Communications, Inc., 8.25%, 2015 +                        5,263,125
            5,000M   Nexstar Finance Holding, LLC, 0%--11.375%, 2013 #                4,506,250
              450M   Nexstar Finance, Inc., 7%, 2014                                    425,250
            3,000M   Sinclair Broadcasting Group, Inc., 8%, 2012                      3,112,500
                     Young Broadcasting, Inc.:
            2,920M     10%, 2011                                                      2,788,600
            4,900M     8.75%, 2014                                                    4,269,125
------------------------------------------------------------------------------------------------
                                                                                     20,364,850
------------------------------------------------------------------------------------------------
                     Media-Cable TV--10.4%
            8,745M   Adelphia Communications Corp., 10.25%, 2011 ++                   8,351,475
            6,250M   Atlantic Broadband Finance, LLC, 9.375%, 2014                    6,351,562
            6,900M   Cablevision Systems Corp., 8%, 2012                              6,813,750
                     Charter Communications Holdings, LLC:
            8,500M     10%, 2009                                                      8,287,500
            2,000M     10.25%, 2010                                                   1,940,000
            8,250M     0%--11.75%, 2011 #                                             7,961,250
            2,000M     8%, 2012 +                                                     2,087,500
            4,625M   CSC Holdings, Inc., 8.125%, 2009                                 4,815,781
            8,690M   Echostar DBS Corp., 6.375%, 2011                                 8,657,413
                     Mediacom LLC/Mediacom Capital Corp.:
            4,000M     7.875%, 2011                                                   3,995,000
            2,000M     9.5%, 2013                                                     2,070,000
            1,000M   Quebecor Media, Inc., 7.75%, 2016                                1,026,250
-----------------------------------------------------------------------------------------------
                                                                                     62,357,481
-----------------------------------------------------------------------------------------------
                    Media-Diversified--4.0%
            5,200M   Cenveo, Inc., 7.875%, 2013                                       5,018,000
            5,250M   Idearc, Inc., 8%, 2016 +                                         5,355,000
                     MediaNews Group, Inc.:
            2,625M     6.875%, 2013                                                   2,388,750
            1,750M     6.375%, 2014                                                   1,513,750
            1,500M   R.H. Donnelley Financial Corp., 10.875%, 2012 +                  1,642,500
                     Six Flags, Inc.:
            2,500M     8.875%, 2010                                                   2,431,250
            1,800M     9.625%, 2014                                                   1,678,500
            3,400M   Universal City Development Partners, Ltd., 11.75%, 2010          3,659,250
              250M   Universal City Florida Holding Co., 10.12%, 2010 ***               259,375
-----------------------------------------------------------------------------------------------
                                                                                     23,946,375
-----------------------------------------------------------------------------------------------
                     Metals/Mining --.9%
            1,750M   Metals USA, Inc., 11.125%, 2015                                  1,931,562
            3,910M   Russell Metals, Inc., 6.375%, 2014                               3,748,713
-----------------------------------------------------------------------------------------------
                                                                                      5,680,275
-----------------------------------------------------------------------------------------------
                     Retail-General Merchandise--3.3%
            9,000M   Gregg Appliances, Inc., 9%, 2013                                 8,640,000
                     GSC Holdings Corp.:
            1,800M     9.247%, 2011 ***                                               1,876,500
            1,700M     8%, 2012                                                       1,785,000
              325M   Hanesbrands, Inc., 8.735%, 2014 + ***                              332,313
            6,100M   Neiman Marcus Group, Inc., 10.375%, 2015                         6,816,750
              500M   United Auto Group, Inc., 7.75%, 2016 +                             505,000
-----------------------------------------------------------------------------------------------
                                                                                     19,955,563
-----------------------------------------------------------------------------------------------
                     Services--3.6%
                     Allied Waste NA, Inc.:
            3,450M     5.75%, 2011                                                    3,355,125
            1,847M     9.25%, 2012                                                    1,971,672
            1,800M     7.875%, 2013                                                   1,865,250
            6,000M     7.375%, 2014                                                   6,000,000
            1,680M   Hydrochem Industrial Services, Inc., 9.25%, 2013 +               1,696,800
                     United Rentals, Inc.:
            2,700M     6.5%, 2012                                                     2,679,750
            4,350M     7%, 2014                                                       4,290,188
-----------------------------------------------------------------------------------------------
                                                                                     21,858,785
-----------------------------------------------------------------------------------------------
                     Telecommunications--.0%
            6,050M   E. Spire Communications, Inc., 13%, 2010 ++ **                         605
            2,400M   ICG Services, Inc., 10%, 2008 ++ **                                  1,500
-----------------------------------------------------------------------------------------------
                                                                                          2,105
-----------------------------------------------------------------------------------------------
                     Transportation--.6%
            1,117M   American Commercial Lines, LLC, 9.5%, 2015                       1,246,850
            1,750M   Overseas Shipholding Group, Inc., 8.25%, 2013                    1,848,437
              500M   Titan Petrochemicals Group, Ltd., 8.5%, 2012 +                     413,750
-----------------------------------------------------------------------------------------------
                                                                                      3,509,037
-----------------------------------------------------------------------------------------------
                     Utilities--.0%
              250M   Reliant Energy, Inc., 6.75%, 2014                                  245,625
-----------------------------------------------------------------------------------------------
                     Wireless Communications--2.2%
            8,000M   Nextel Communications, Inc., 5.95%, 2014                         7,801,744
            5,200M   Rogers Wireless, Inc., 6.375%, 2014                              5,291,000
-----------------------------------------------------------------------------------------------
                                                                                     13,092,744
-----------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $565,352,840)                                  548,896,070
-----------------------------------------------------------------------------------------------
                     COMMON STOCKS--2.0%
                     Automotive--.1%
           37,387  * Safelite Glass Corporation - Class "B" + **                        471,450
            2,523  * Safelite Realty Corporation **                                      21,143
-----------------------------------------------------------------------------------------------
                                                                                        492,593
-----------------------------------------------------------------------------------------------
                     Chemicals--1.0%
           14,634  * Texas Petrochemicals Corporation **                                345,728
          180,613  * Texas Petrochemicals Corporation **                              5,689,310
------------------------------------------------------------------------------------------------
                                                                                      6,035,038
-----------------------------------------------------------------------------------------------
                     Food/Drug--.3%
           55,850    Ingles Markets, Inc.                                             1,663,772
-----------------------------------------------------------------------------------------------
                     Media-Broadcasting--.6%
          105,000    Clear Channel Communications, Inc.                               3,731,700
-----------------------------------------------------------------------------------------------
                     Telecommunications--.0%
           16,049    Deutsche Telekom AG (ADR)                                          292,092
            2,533  * Viatel Holding (Bermuda), Ltd. **                                       13
           18,224  * World Access, Inc.                                                      16
-----------------------------------------------------------------------------------------------
                                                                                        292,121
-----------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $10,645,590)                                      12,215,224
-----------------------------------------------------------------------------------------------
                     WARRANTS--.0%
                     Aerospace/Defense--.0%
            3,000  * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) + **                 30
-----------------------------------------------------------------------------------------------
                     Automotive--.0%
           61,084  * Safelite Glass Corporation - Class "B" (expiring 9/29/07) + **         611
-----------------------------------------------------------------------------------------------
                     Telecommunications--.0%
            3,500  * GT Group Telecom, Inc. (expiring 2/1/10) + **                           --
-----------------------------------------------------------------------------------------------
Total Value of Warrants (cost $2,150,334)                                                   641
-----------------------------------------------------------------------------------------------
                     SHORT-TERM CORPORATE NOTES--4.3%
           $1,000M   ChevronTexaco Corp., 5.24%, 1/11/07                                998,250
            1,000M   General Electric Capital Corp., 5.24%, 1/25/07                     996,210
            3,000M   Johnson & Johnson, 5.18%, 1/9/07 +++                             2,995,668
                     Prudential Funding Corp.:
              200M     5.22%, 1/25/07                                                   199,245
            1,800M     5.24%, 1/25/07                                                 1,793,173
           19,000M   Toyota Motor Credit Corp., 5.26%, 1/11/07                       18,966,672
-----------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $25,949,218)                         25,949,218
-----------------------------------------------------------------------------------------------
                     SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--.8%
            4,800M   Federal Home Loan Bank, 5.18%, 1/17/07 (cost $4,787,563)         4,787,563
-----------------------------------------------------------------------------------------------
Total Value of Investments (cost $608,885,545)                     98.5%            591,848,716
Other Assets, Less Liabilities                                      1.5               8,913,440
-----------------------------------------------------------------------------------------------
Net Assets                                                        100.0%           $600,762,156
===============================================================================================

     Summary of Abbreviations:
       ADR  American Depositary Receipts

   + Security exempt from registration under Rule 144A of the Securities
     Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December
     31, 2006, the Fund held thirty-three 144A securities with an aggregate value of $78,192,956 representing 13.0% of the Fund's net assets.

  ++ In default as to principal and /or interest payment

 +++ Security exempt from registration under Section 4(2) of the Securities
     Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December
     31, 2006, the Fund held one Section 4(2) security with a value of $2,995,668 representing .5% of the Fund's net assets.

   * Non-income producing

  ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2006, the Income Fund held thirteen securities that were fair valued by it's
     Valuation Committee with an aggregate value of $6,537,645 representing
     1.09% of the Fund's net assets.

 *** Interest rates on Adjustable Rate Bonds are determined and reset periodically by the indentures. The interest rates shown are the rates in effect on December 31, 2006.

   # Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated date).

     At December 31, 2006, the cost of investments for federal income tax purposes was $609,016,599. Accumulated net unrealized depreciation on investments was $17,167,883, consisting of $19,582,219 gross unrealized appreciation and $36,750,102 gross unrealized depreciation.


Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Debt securities may be priced based upon estimates of value furnished by a pricing service approved by the Trust's Board of Trustees ("the Board"). In formulating such estimates of value, the pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  February 28, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  February 28, 2007